Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 149,343	¥ 936,768	¥ 759,978	¥ 662,999
Direct costs	(28,933)	(181,483)	(142,640)	(144,598)
Gross profit	120,410	755,285	617,338	518,401
Operating (expenses)/income, net
Research and development	(2,028)	(12,718)	(10,367)	(8,964)
Sales and marketing	(34,945)	(219,202)	(178,482)	(148,155)
General and administrative	(38,819)	(243,502)	(189,940)	(169,952)
Other operating income from a related party			26,316
Total operating expenses, net	(75,792)	(475,422)	(352,473)	(327,071)
Operating income	44,618	279,863	264,865	191,330
Other (expenses)/income, net
Interest income	3,497	21,936	17,416	18,218
Interest expense	(519)	(3,257)	(119,418)	(107,967)
Foreign currency exchange (losses)/gains	21	133	(38)	(972)
Dividend income	101	634	45	49,198
Impairment loss on available-for-sale equity securities			(2,533)	(8,361)
Others	673	4,226	5,974	(113)
Total other (expenses)/income, net	3,773	23,672	(98,554)	(49,997)
Income before income tax	48,391	303,535	166,311	141,333
Income tax expense	(9,989)	(62,656)	(37,622)	(50,000)
Net income	38,402	240,879	128,689	91,333
Net income attributable to non-controlling interests	(603)	(3,781)	(2,499)	(363)
Net income attributable to Global Cord Blood Corporation's shareholders	$ 37,799	¥ 237,098	¥ 126,190	¥ 90,970
Earnings per share:
Basic | (per share)	$ 0.33	¥ 2.10	¥ 1.59	¥ 1.25
Diluted | (per share)	$ 0.32	¥ 1.99	¥ 1.59	¥ 1.25
Other comprehensive income/(losses), net of nil income taxes
Foreign currency translation adjustments	$ (7,912)	¥ (49,630)	¥ (22,309)	¥ (19,124)
Unrealized holding gains/(losses) arising during the year	(4,722)	(29,619)	(40,575)	32,312
Reclassification adjustment for loss included in net income	27	167	2,533	8,361
Total other comprehensive income/(losses)	(12,607)	(79,082)	(60,351)	21,549
Comprehensive income	25,795	161,797	68,338	112,882
Comprehensive income attributable to non-controlling interests	(603)	(3,781)	(2,499)	(363)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	$ 25,192	¥ 158,016	¥ 65,839	¥ 112,519